Grandeur Peak U.S. Stalwarts Fund	Portfolio of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.56%

Canada — 6.81%
5N Plus, Inc.(a)	11,700	$271,932
Aritzia Inc(a)	3,000	298,936
Groupe Dynamite, Inc. (a)	3,800	153,462
Kraken Robotics, Inc.(a)	40,400	167,448
TerraVest Industries, Inc.	3,200	260,767
		1,152,545
Mexico — 0.66%
BBB Foods Inc(a)	2,687	111,054

United Kingdom — 9.29%
Marex Group Ltd. (a)	5,550	360,306
Rosebank Industries plc(a)	267,347	1,210,628
		1,570,934

United States — 82.80%
Abacus Life Inc(a)	9,787	100,904
Arxis, Inc.(a)	6,243	338,995
AtriCure, Inc.(a)	12,216	461,276
Badger Meter, Inc.	2,008	269,775
Bel Fuse, Inc., Class B	1,579	429,441
Burlington Stores, Inc.(a)	804	296,258
Core & Main, Inc., Class A(a)	6,758	297,149
CSW Industrials, Inc.	1,251	398,981
Dexcom, Inc.(a)	5,428	452,967
Ensign Group, Inc. (The)	1,907	339,751
Eton Pharmaceuticals, Inc.(a)	2,751	127,701
Federal Signal Corporation	3,824	477,809
FirstService Corporation	1,500	211,308
FormFactor, Inc.(a)	1,801	191,266
Houlihan Lokey, Inc.	1,657	207,937
IDEXX Laboratories, Inc.(a)	611	341,592
Installed Building Products, Inc.	1,510	336,639
ITT, Inc.	2,586	506,804
Kadant, Inc.	2,909	894,518
Karman Holdings, Inc.(a)	8,038	387,030
LeMaitre Vascular, Inc.	6,319	640,241
Littelfuse, Inc.	1,218	538,514
Loar Holdings, Inc.(a)	7,195	492,498
Mama’s Creations Incorporated(a)	15,994	294,769
Marvell Technology, Inc.	1,997	374,557
Miami International Holdings, Inc.(a)	6,917	325,376
Modine Manufacturing Company(a)	1,027	206,489
Monolithic Power Systems, Inc.	376	536,187
M-Tron Industries, Inc.(a)	4,970	409,429
nVent Electric PLC	1,673	257,358
Ollie’s Bargain Outlet Holdings, Inc.(a)	5,529	406,216
Pennant Group, Inc. (The)(a)	5,887	237,364
Perimeter Solutions, Inc.(a)	10,699	327,496
Pjt Partners, Inc., Class A	2,930	493,148
Quanta Services, Inc.	566	377,726
RBC Bearings, Inc.(a)	430	237,063
Regal Rexnord Corporation	489	100,357
SPX Technologies, Inc.(a)	1,159	254,540
Texas Roadhouse, Inc.	1,228	252,280
	Shares	Fair Value
COMMON STOCKS — 99.56% (continued)
United States — 82.80% (continued)
UFP Technologies, Inc.(a)	682	$173,760
		14,003,469
Total Common Stocks (Cost $16,134,692)		16,838,002

Total Common Stocks/ Investments — 99.56%
(Cost $16,134,692)		16,838,002

Other Assets in Excess of Liabilities — 0.44%		73,989

NET ASSETS — 100.00%		$16,911,991

(a)	Non-income producing security.